Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions	RELATED PARTY TRANSACTIONS
The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation” section of Note 1 in addition to “Corporate Borrowing Program – AEP System” and “Securitized Accounts Receivables – AEP Credit” sections of Note 14.

Power Coordination Agreement (Applies to all Registrant Subsidiaries except AEP Texas and AEPTCo)

Effective January 1, 2014, the FERC approved the PCA. Under the PCA, APCo, I&M, KPCo and WPCo are individually responsible for planning their respective capacity obligations. The PCA allows, but does not obligate, APCo, I&M, KPCo and WPCo to participate collectively under a common fixed resource requirement capacity plan in PJM and to participate in specified collective Off-system Sales and purchase activities.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Certain power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

System Integration Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.
Affiliated Revenues and Purchases

The tables below represent revenues from affiliates, net of respective provisions for refund, by type of revenue for the Registrant Subsidiaries:

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2022
Direct Sales to East Affiliates	$—	$—	$169.7	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	1.3
Transmission Revenues	—	1,276.4	77.5	7.7	(3.6)	—	51.5
Other Revenues	3.5	7.4	8.9	7.6	22.4	2.9	1.1
Total Affiliated Revenues	$3.5	$1,283.8	$256.1	$15.3	$18.8	$2.9	$53.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2021
Direct Sales to East Affiliates	$—	$—	$128.6	$—	$—	$—	$—
Transmission Revenues	—	1,136.1	60.3	(2.5)	(1.1)	—	39.6
Other Revenues	3.9	17.8	9.0	6.3	25.9	4.2	1.4
Total Affiliated Revenues	$3.9	$1,153.9	$197.9	$3.8	$24.8	$4.2	$41.0

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2020
Direct Sales to East Affiliates	$—	$—	$112.5	$—	$—	$—	$—
Auction Sales to OPCo (b)	—	—	5.3	3.1	—	—	—
Direct Sales to AEPEP	87.5	—	—	—	—	—	—
Transmission Revenues	—	885.0	49.1	2.9	16.6	—	37.4
Other Revenues	3.3	11.3	7.8	4.5	24.9	5.2	1.6
Total Affiliated Revenues	$90.8	$896.3	$174.7	$10.5	$41.5	$5.2	$39.0

(a)I&M’s affiliated revenues exclude capacity sales to KPCo from Rockport Plant, Unit 2 and barging, urea transloading and other transportation services to affiliates. See sections “Unit Power Agreements” and “I&M Barging, Urea Transloading and Other Services” below for additional information.
(b)Refer to the Ohio Auctions section below for further information regarding these amounts.
The tables below represent the purchased power expenses incurred for purchases from affiliates. AEP Texas, AEPTCo, APCo, PSO and SWEPCo did not purchase any or an immaterial amount of power from affiliates for the years ended December 31, 2022, 2021 and 2020.

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2022
Auction Purchases from AEPEP (a)	$—	$9.8
Direct Purchases from AEGCo	241.8	—
Total Affiliated Purchases	$241.8	$9.8

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2021
Auction Purchases from AEPEP (a)	$—	$26.6
Auction Purchases from AEP Energy (a)	—	25.3
Direct Purchases from AEGCo	217.9	—
Total Affiliated Purchases	$217.9	$51.9

Related Party Purchases	I&M	OPCo
	(in millions)
Year Ended December 31, 2020
Auction Purchases from AEPEP (a)	$—	$51.0
Auction Purchases from AEP Energy (a)	—	58.7
Auction Purchases from AEPSC (a)	—	10.0
Direct Purchases from AEGCo	172.8	—
Total Affiliated Purchases	$172.8	$119.7

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

PJM and SPP Transmission Service Charges (Applies to all Registrant Subsidiaries except AEP Texas)

The AEP East Companies are parties to the TA, which defines how transmission costs through the PJM OATT are allocated among the AEP East Companies on a 12-month average coincident peak basis. Additional costs for transmission services provided by AEPTCo and other transmission affiliates are billed to AEP East Companies through the PJM OATT.

The following table shows the net transmission service charges recorded by APCo, I&M and OPCo:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
APCo	$345.1	$302.0	$243.2
I&M	220.8	186.7	145.9
OPCo	608.2	508.9	417.4

The charges shown above are recorded in Other Operation expenses on the statements of income.
PSO, SWEPCo and AEPSC are parties to the TCA in connection with the operation of the transmission assets of PSO and SWEPCo.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP. Additional costs for transmission services provided by AEPTCo and other transmission affiliates are billed to PSO and SWEPCo through the SPP OATT.

The following table shows the net transmission service charges recorded by PSO and SWEPCo:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
PSO	$110.8	$94.7	$69.7
SWEPCo	62.1	56.2	31.3

The charges shown above are recorded in Other Operation expenses on the statements of income.

AEPTCo provides transmission services to affiliates in accordance with the OATT, TA and TCA. AEPTCo recorded affiliated transmission revenues in Sales to AEP Affiliates on the statements of income. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions.

ERCOT Transmission Service Charges (Applies to AEP and AEP Texas)

Pursuant to an order from the PUCT, ETT bills AEP Texas for its ERCOT wholesale transmission services. ETT billed AEP Texas $28 million, $28 million and $28 million for transmission services for the years ended December 31, 2022, 2021 and 2020, respectively. The billings are recorded in Other Operation expenses on AEP Texas’ statements of income.

Oklaunion PPA between AEP Texas and AEPEP (Applies to AEP Texas)

In 2007, AEP Texas entered into a PPA with an affiliate, AEPEP, whereby AEP Texas agreed to sell AEPEP 100% of AEP Texas’ capacity and associated energy from its undivided interest (54.69%) in the Oklaunion Power Station. The PPA was approved by the FERC. In September 2018, the co-owners of Oklaunion Power Station voted to close the plant in 2020. Effective October 2018, AEP Texas increased depreciation expense to ensure the plant balances are fully depreciated as of September 2020 and recovered through the PPA billings to AEPEP. Under the early termination provisions of the PPA, AEPEP paid AEP Texas the full Property, Plant and Equipment balance through depreciation payments until termination of the PPA due to the plant closing in September 2020. See “Dispositions” section of Note 7 for additional information.

AEP Texas recorded revenue of $88 million from AEPEP for the year ended December 31, 2020. This amount is included in Sales to AEP Affiliates on AEP Texas’ statements of income.
Joint License Agreement (Applies to AEPTCo, APCo, I&M, OPCo and PSO)

AEPTCo entered into a 50-year joint license agreement with APCo, I&M, KPCo, OPCo and PSO, respectively, allowing either party to occupy the granting party’s facilities or real property. In addition, AEPTCo entered into a 5-year joint license agreement with APCo and WPCo. After the expiration of these agreements, the term shall automatically renew for successive one-year terms unless either party provides notice. The joint license billing provides compensation to the granting party for the cost of carrying assets, including depreciation expense, property taxes, interest expense, return on equity and income taxes. AEPTCo recorded the following costs in Other Operation expense related to these agreements:

	Years Ended December 31,
Billing Company	2022	2021	2020
	(in millions)
APCo	$2.5	$2.4	$0.9
I&M	6.1	4.8	3.0
KPCo	0.6	0.5	0.4
OPCo	5.2	4.6	4.5
PSO	0.1	0.4	0.4
WPCo	0.2	0.2	0.2

APCo, I&M, KPCo, OPCo, PSO and WPCo recorded income related to these agreements in Sales to AEP Affiliates on the statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEP Energy, AEPEP, APCo, KPCo, I&M and WPCo participate in the auction process and have been awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions.

Unit Power Agreements (Applies to I&M)

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility. I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all of its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC. The I&M Power Agreement will continue in effect until the debt obligations of AEGCo secured by the Rockport Plant have been satisfied and discharged (currently expected to be December 2028).

In April 2021, AEGCo and I&M executed an agreement to purchase 100% of the interests in Rockport Plant, Unit 2 effective at the end of the lease term on December 7, 2022. Beginning December 8, 2022, AEGCo and I&M applied the joint plant accounting model to their respective 50% undivided interests in the jointly owned Rockport Plant, Unit 2 as well as any future investments made prior to the current estimated retirement date of December 2028.

Prior to the termination of the Rockport Plant, Unit 2 lease, I&M assigned 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below for additional information. Beginning December 8, 2022, AEGCo billed 100% of its share of the Rockport Plant to I&M and ceased billing to KPCo. KPCo reached an agreement with I&M, from the end of the lease through May 2024, to buy capacity from Rockport Plant, Unit 2 through the PCA at a rate equal to PJM’s RPM clearing price. I&M’s capacity sales to KPCo were $199 thousand for the year ended December 31, 2022.
UPA between AEGCo and KPCo

On December 7, 2022, the UPA between AEGCo and KPCo ended upon the termination of the Rockport Plant, Unit 2 lease. Previously, pursuant to an assignment between I&M and KPCo and a UPA between AEGCo and KPCo, AEGCo sold KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo paid AEGCo in consideration for the right to receive such power, the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement. As a result of the end of the UPA between AEGCo and KPCo, a prorated bill was recorded from AEGCo to KPCo to reflect costs incurred for the first seven days of December 2022.

Cook Coal Terminal (Applies to I&M, PSO and SWEPCo)

Cook Coal Terminal, which is owned by AEGCo, performs coal transloading and storage services at cost for I&M.  The coal transloading costs were $9 million, $11 million and $12 million for the years ended December 31, 2022, 2021 and 2020, respectively. I&M recorded the cost of transloading services in Fuel on the balance sheets.

Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  The railcar maintenance costs were as follows:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
I&M	$0.6	$0.3	$0.9
PSO	0.6	0.4	0.7
SWEPCo	2.7	2.8	3.0

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo and I&M)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEGCo	$11.3	$7.6	$10.6
APCo	36.1	40.1	43.7
KPCo	2.0	3.1	3.2
WPCo	4.7	3.2	3.3
Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value:

Sales

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$3.0	$0.4	$0.9
AEPTCo	2.3	1.4	0.2
APCo	16.0	6.2	5.7
I&M	5.3	7.0	1.5
OPCo	7.6	9.2	7.0
PSO	2.5	0.5	1.1
SWEPCo	1.0	0.4	0.8

Purchases

	Years Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP Texas	$1.3	$0.4	$1.5
AEPTCo	11.6	16.7	6.0
APCo	2.4	1.0	1.3
I&M	2.0	0.6	3.4
OPCo	2.0	1.4	1.2
PSO	7.6	0.3	0.4
SWEPCo	2.8	0.3	2.8

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

AEP Wind Holdings LLC PPAs (Applies to I&M, OPCo and SWEPCo)

Prior to its acquisition, two of the 50% owned joint venture wind farms in the AEP Wind Holdings, LLC portfolio had existing PPAs with I&M, OPCo and SWEPCo. Fowler Ridge 2 has PPAs with I&M and OPCo for a portion of its energy production. The I&M portion totaled $12 million, $10 million and $11 million and the OPCo portion totaled $24 million, $20 million and $23 million respectively, for the years ended December 31, 2022, 2021 and 2020, respectively. The other joint venture wind farm, Flat Ridge 2, has a PPA with SWEPCo for a portion of its energy production which totaled $14 million, $14 million and $14 million of purchased electricity for the years ended December 31, 2022, 2021 and 2020, respectively. AEP disposed of its 50% interest in Flat Ridge 2 in the fourth quarter of 2022. See “Flat Ridge 2 Wind LLC” section of Note 7 for additional information.
Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.

Charitable Contributions to AEP Foundation

The American Electric Power Foundation is funded by American Electric Power and its utility operating units. The Foundation provides a permanent, ongoing resource for charitable initiatives and multi-year commitments in the communities served by AEP and initiatives outside of AEP’s 11-state service area. Charitable contributions to the AEP Foundation were recorded in Other Operation on the statements of income as follows:

Year Ended
Company	December 31, 2022
(in millions)
AEP	$75.0
AEP Texas	9.9
AEPTCo	11.1
APCo	12.5
I&M	11.0
OPCo	8.1
PSO	5.8
SWEPCo	8.8

In 2021 and 2020, there were no charitable contributions made to the AEP Foundation.

OKTCo Radial Assets Transfer (Applies to AEP, AEPTCo and PSO)

In August 2020, AEPSC filed a request with FERC, on behalf of PSO and OKTCo, to transfer OKTCo’s interests in its radial assets to PSO. OKTCo had previously constructed radial assets in the PSO service territory and after the radial assets were placed into service, management determined the radial assets were not eligible to be included as part of OKTCo’s SPP OATT formula rates. In October 2020, FERC approved the request and in December 2020, OKTCo completed the transfer of its interest in the radial assets to PSO, through Parent, at net book value. At the transfer date, the net book value of the radial assets were $60 million, before associated tax liabilities.